TAXATION (Schedule of Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
The aggregate amount	$ 10,443	$ 618	$ 4,843
Basic earnings per share
TAXATION
Income tax holiday and tax preference rates income tax benefits per share	$ (0.12)	$ (0.01)	$ (0.05)